UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
Check here if Amendment [ ]; Amendment Number:1
This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 1/18/2013
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               32
Form 13F Information Table Value Total:         $402,536.
List of Other Included Managers:
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE INC.                     COM              037833100    10688    20084 SH       SOLE                  20084        0        0
  BARRICK GOLD CORP.             COM              067901108    22361   638699 SH       SOLE                 638699        0        0
  AECOM TECHNOLOGY CORP          COM              00766T100     3602   151345 SH       SOLE                 151345        0        0
  ACCENTURE PLC                  COM              G1151C101    15289   229915 SH       SOLE                 229915        0        0
  APACHE CORP                    COM              037411105    18625   237260 SH       SOLE                 237260        0        0
  CHINAEDU CORP ADR              COM              16945L107     1809   311359 SH       SOLE                 311359        0        0
  CHECK POINT SOFTWARE TECH      COM              M22465104    19565   410680 SH       SOLE                 410680        0        0
  CISCO SYSTEMS, INC.            COM              17275R102    18754   954441 SH       SOLE                 954441        0        0
  CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
  CHEVRON CORP.                  COM              166764100     1091    10085 SH       SOLE                  10085        0        0
  DISH NETWORK CORP              COM              25470M109     1913    52550 SH       SOLE                  52550        0        0
  CAL DIVE INTERNATIONAL         COM              12802T101       21    12150 SH       SOLE                  12150        0        0
  ENTERPRISE PRODUCTS PRTNS      COM              293792107    34933   697540 SH       SOLE                 697540        0        0
  WISDOMTREE INDIA EARNINGS FU D COM              97717W422      805    41562 SH       SOLE                  41562        0        0
  ENERGY TRANSFER EQUITY L P     COM	          29273V100    24968   548979 SH       SOLE                 548979        0        0
  GOLDCORP INC                   COM              380956409    13362   364094 SH       SOLE                 364094        0        0
  SPDR GOLD TRUST                COM              78463V107      293     1810 SH       SOLE                   1810        0        0
  GOOGLE INC                     COM              38259P508    23769    33601 SH       SOLE                  33601        0        0
  HONEYWELL INTL INC             COM              438516106     1056    16639 SH       SOLE                  16639        0        0
  THE MOSAIC COMPANY             COM              61945C103     8472   149598 SH       SOLE                 149598        0        0
  MICROSOFT CORPORATION          COM              594918104    16571   620420 SH       SOLE                 620420        0        0
  MATADOR RESOURCES CO.          COM              576485205      492    60000 SH       SOLE                  60000        0        0
  NOBLE ENERGY INC               COM              655044105    22626   222390 SH       SOLE                 222390        0        0
  ORACLE CORP                    COM              68389X105    16390   491906 SH       SOLE                 491906        0        0
  PROCTER & GAMBLE               COM              742718109      209     3085 SH       SOLE                   3085        0        0
  PENTAIR LTD                    COM              H6169Q108     5965   121360 SH       SOLE                 121360        0        0
  QUALCOMM INC                   COM              747525103    54300   877797 SH       SOLE                 877797        0        0
  ECHOSTAR HOLDING CORP          COM              278768106      402    11760 SH       SOLE                  11760        0        0
  SOUTHWESTERN ENERGY            COM              845467109    11985   358712 SH       SOLE                 358712        0        0
  SYNGENTA AG ADR                COM              87160A100    22166   274335 SH       SOLE                 274335        0        0
  TEVA PHARMACEUTICAL ADR        COM              881624209    12018   321854 SH       SOLE                 321854        0        0
  EXXON MOBIL CORP               COM              30231G102    18036   208389 SH       SOLE                 208389        0        0

S REPORT SUMMARY             32     DATA RECORDS          402536                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
